Property and Equipment, Net - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property and Equipment, Net [Line Items]
Property and Equipment, Gross	$ 118	$ 117
Accumulated depreciation	117	117
Property and equipment, net	1		[1]
Leasehold property [Member]
Property and Equipment, Net [Line Items]
Property and Equipment, Gross
Accumulated depreciation			[2]
Office equipment [Member]
Property and Equipment, Net [Line Items]
Property and Equipment, Gross	14	14
Accumulated depreciation	14	14
Computers [Member]
Property and Equipment, Net [Line Items]
Property and Equipment, Gross	28	27
Accumulated depreciation	27	27
Furniture & fittings [Member]
Property and Equipment, Net [Line Items]
Property and Equipment, Gross	14	14
Accumulated depreciation	14	14
Renovation [Member]
Property and Equipment, Net [Line Items]
Property and Equipment, Gross	46	46
Accumulated depreciation	46	46
Motor vehicle [Member]
Property and Equipment, Net [Line Items]
Property and Equipment, Gross	16	16
Accumulated depreciation	$ 16	$ 16

[1]	— Denotes amount less than US$1,000.
[2]	On June 28, 2024, Delixy sold a property at 883 North Bridge Road #04-01, Southbank, Singapore 198785 (the “Property”) to Wisecome Oil Pte. Ltd. for a consideration of S$1,300,000 pursuant to a sale and purchase agreement dated June 28, 2024. The consideration for the disposal of the Property was based on the fair value of the Property as determined by an external, independent and qualified valuer undertaken on May 8, 2024.